SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund
Beginning October 30, 2021, Sonali Kapoor will no longer be a portfolio manager of the fund. Accordingly, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Darwei Kung, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2010.
Sonali Kapoor, Senior Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund through October 29, 2021. Began managing the fund in 2015.
Rick Smith, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2016.
In addition, the following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Darwei Kung, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2010.
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Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.
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Portfolio Manager: New York.
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BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Sonali Kapoor, Senior Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund through October 29, 2021. Began managing the fund in 2015.
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Joined DWS in 2013 with three years of industry experience. Prior to joining, served in Foreign Exchange Sales covering Institutional Clients at BNP Paribas. Prior to that, provided Fixed Income Coverage and Execution to Energy, Utility and Real Estate Companies in the Debt Capital Markets Group at UBS Securities. Started her career in Mathematical Modeling and Quantitative Analysis of Cash CLOs in the Credit Structuring Group at UBS Securities.
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Portfolio Analyst for Fixed Income, Multi-Asset and Commodities: New York.
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BS in Electrical and Computer Engineering, Carnegie Mellon University; MS in Computational Finance, Carnegie Mellon University.
Rick Smith, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2016.
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Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.
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Senior Portfolio Manager: New York.
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BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.
Please Retain This Supplement for Future Reference
September 9, 2021
PROSTKR21-62